Leases - Narrative (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) lease	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
Lessee, Lease, Description [Line Items]
Operating lease right-of-use asset	$ 1,782	$ 1,800	$ 0
Number of amended leases (in leases) | lease	2
Sacramento, California lease agreement
Lessee, Lease, Description [Line Items]
Operating lease term	7 years
Operating lease right-of-use asset	$ 900
Sarnia, Ontario lease agreement
Lessee, Lease, Description [Line Items]
Operating lease term	18 months
Operating lease right-of-use asset	$ 100
Minimum
Lessee, Lease, Description [Line Items]
Remaining operating lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining operating lease term	9 years